Right of use assets and lease liabilities - Lease liabilities split (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [Line items]
Non-current lease liabilities	€ 3,116	€ 2,586
Current lease liabilities	851	719
Total	4,467	3,530
Consolidated
Lease liabilities [Line items]
Non-current lease liabilities	3,116	2,586
Current lease liabilities	851	719
Total	€ 3,967	€ 3,305	€ 3,319